EARNINGS PER SHARE - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Basic Earnings per share
Net income attributable to Accenture plc	$ 1,372,963	$ 2,009,996	$ 1,523,648	$ 1,964,950	$ 1,665,128	$ 1,786,075	$ 1,634,942	$ 1,791,024	$ 6,871,557	$ 6,877,169	$ 5,906,809
Basic weighted average Class A ordinary shares (in shares)	629,922,331	631,535,162	630,845,147	630,137,262	632,095,422	632,749,442	633,956,712	632,280,932	630,608,186	632,762,710	634,745,073
Basic earnings per share (in dollars per share)	$ 2.18	$ 3.18	$ 2.42	$ 3.12	$ 2.63	$ 2.82	$ 2.58	$ 2.83	$ 10.90	$ 10.87	$ 9.31
Diluted Earnings per share
NET INCOME ATTRIBUTABLE TO ACCENTURE PLC	$ 1,372,963	$ 2,009,996	$ 1,523,648	$ 1,964,950	$ 1,665,128	$ 1,786,075	$ 1,634,942	$ 1,791,024	$ 6,871,557	$ 6,877,169	$ 5,906,809
Net income attributable to noncontrolling interest in Accenture Canada Holdings Inc.									7,204	7,348	6,539
Net income for diluted earnings per share calculation									$ 6,878,761	$ 6,884,517	$ 5,913,348
Basic weighted average Class A ordinary shares (in shares)	629,922,331	631,535,162	630,845,147	630,137,262	632,095,422	632,749,442	633,956,712	632,280,932	630,608,186	632,762,710	634,745,073
Class A ordinary shares issuable upon redemption/exchange of noncontrolling interests (in shares)									660,420	675,949	702,567
Diluted effect employee compensation related to Class A ordinary shares (in shares)									7,207,770	9,045,668	10,344,620
Diluted effect of share purchase plans related to Class A ordinary shares (in shares)									115,240	354,854	116,782
Diluted weighted average Class A ordinary shares (in shares)	639,249,070	638,743,434	637,735,390	638,766,821	640,914,760	641,004,741	644,127,093	644,922,661	638,591,616	642,839,181	645,909,042
Diluted earnings per share (in dollars per share)	$ 2.15	$ 3.15	$ 2.39	$ 3.08	$ 2.60	$ 2.79	$ 2.54	$ 2.78	$ 10.77	$ 10.71	$ 9.16